UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21702

Name of Fund: BlackRock Health Sciences Trust (BME)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Health Sciences Trust,

55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2018

Date of reporting period: 03/31/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) March 31, 2018	BlackRock Health Sciences Trust (BME) (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 96.2%

Biotechnology — 22.7%
AbbVie, Inc.(a)	34,486	$3,264,100
ACADIA Pharmaceuticals, Inc.(a)(b)	37,400	840,378
Acceleron Pharma, Inc.(a)(b)	35,700	1,395,870
Acerta Pharma BV, Series B, (Acquired 02/01/16, cost $986,402)(c)(d)	17,146,440	1,856,959
Agios Pharmaceuticals, Inc.(a)(b)	15,700	1,283,946
Alexion Pharmaceuticals, Inc.(a)(b)	27,900	3,109,734
Alkermes PLC(a)(b)	24,200	1,402,632
Alnylam Pharmaceuticals, Inc.(a)(b)	48,100	5,728,710
Amgen, Inc.(a)	37,460	6,386,181
Amicus Therapeutics, Inc.(a)(b)	21,130	317,795
AnaptysBio, Inc.(b)	1,500	156,120
Apellis Pharmaceuticals, Inc.(b)	14,547	321,634
Aquinox Pharmaceuticals, Inc.(b)	15,731	221,493
Arena Pharmaceuticals, Inc.(a)(b)	21,144	835,188
Argenx SE, ADR(b)	4,536	364,876
ARMO BioSciences, Inc.(b)	10,341	386,857
Avexis, Inc.(a)(b)	10,752	1,328,732
Biogen, Inc.(a)(b)	27,748	7,597,957
Biohaven Pharmaceutical Holding Co. Ltd.(a)(b)	7,050	181,608
BioMarin Pharmaceutical, Inc.(a)(b)	28,200	2,286,174
Bluebird Bio, Inc.(a)(b)	2,200	375,650
Blueprint Medicines Corp.(b)	3,500	320,950
Celgene Corp.(a)(b)	14,986	1,336,901
Clementia Pharmaceuticals, Inc.(b)	10,235	155,060
Cytokinetics, Inc.(a)(b)	11,300	81,360
Galapagos NV, ADR(a)(b)	5,700	568,632
Gilead Sciences, Inc.(a)	76,800	5,789,952
Global Blood Therapeutics, Inc.(a)(b)	5,388	260,240
Halozyme Therapeutics, Inc.(a)(b)	41,600	814,944
Incyte Corp.(a)(b)	15,400	1,283,282
InflaRx NV (Acquired 11/08/17, cost $253,349)(d)	19,488	555,945
InflaRx NV(b)	29,508	851,011
Insmed, Inc.(b)	67,286	1,515,281
Intercept Pharmaceuticals, Inc.(b)	2,600	159,952
Myovant Sciences, Ltd.(b)	29,453	626,465
Neurocrine Biosciences, Inc.(a)(b)	9,100	754,663
Ovid therapeutics, Inc.(b)	42,053	297,315
Regeneron Pharmaceuticals, Inc.(a)(b)	4,958	1,707,337
Sage Therapeutics, Inc.(a)(b)	17,352	2,794,887
Sarepta Therapeutics, Inc.(a)(b)	42,450	3,145,121
Seattle Genetics, Inc.(a)(b)	36,867	1,929,619
Spark Therapeutics, Inc.(a)(b)	9,010	599,976
Spectrum Pharmaceuticals, Inc.(a)(b)	55,600	894,604
Syndax Pharmaceuticals, Inc.(a)(b)	15,784	224,606
TESARO, Inc.(b)	17,831	1,018,863
Ultragenyx Pharmaceutical, Inc.(b)	21,300	1,086,087

Security	Shares	Value
Biotechnology (continued)
Vertex Pharmaceuticals, Inc.(a)(b)	34,005	$5,542,135

		73,957,782
Diversified Consumer Services — 0.6%
Service Corp. International(a)	51,800	1,954,932

Health Care Equipment & Supplies — 25.7%
Abbott Laboratories(a)	227,900	13,655,768
Baxter International, Inc.(a)	106,900	6,952,776
Becton Dickinson & Co.(a)	15,933	3,452,681
Boston Scientific Corp.(a)(b)	344,984	9,424,963
Cooper Cos., Inc.(a)	4,915	1,124,601
Edwards Lifesciences Corp.(a)(b)	30,600	4,269,312
Hologic, Inc.(a)(b)	43,500	1,625,160
Intuitive Surgical, Inc.(a)(b)	11,600	4,788,828
iRhythm Technologies, Inc.(a)(b)	15,183	955,770
Masimo Corp.(a)(b)	34,771	3,058,109
Medtronic PLC(a)	158,900	12,746,958
Nevro Corp.(a)(b)	24,600	2,132,082
ResMed, Inc.(a)	32,000	3,151,040
Stryker Corp.(a)	77,500	12,471,300
Teleflex, Inc.(a)	7,700	1,963,346
Varian Medical Systems, Inc.(a)(b)	16,500	2,023,725

		83,796,419
Health Care Providers & Services — 23.9%
Amedisys, Inc.(b)	39,760	2,399,119
AmerisourceBergen Corp.(a)	16,300	1,405,223
Anthem, Inc.	30,000	6,591,000
Centene Corp.(b)	37,300	3,986,251
Cigna Corp.(a)	50,800	8,521,192
DaVita, Inc.(a)(b)	55,694	3,672,462
HCA Healthcare, Inc.(a)	18,094	1,755,118
HealthEquity, Inc.(a)(b)	12,400	750,696
Humana, Inc.(a)	29,900	8,038,017
McKesson Corp.(a)	14,300	2,014,441
Molina Healthcare, Inc.(b)	11,300	917,334
Quest Diagnostics, Inc.(a)	72,100	7,231,630
Teladoc, Inc.(a)(b)	37,100	1,495,130
UnitedHealth Group, Inc.	121,902	26,087,028
Universal Health Services, Inc., Class B(a)	16,800	1,989,288
WellCare Health Plans, Inc.(a)(b)	6,400	1,239,232

		78,093,161
Life Sciences Tools & Services — 2.8%
Agilent Technologies, Inc.(a)	44,000	2,943,600
Thermo Fisher Scientific, Inc.(a)	24,100	4,975,686
Wuxi Biologics Cayman, Inc.(b)(e)	120,500	1,172,716

		9,092,002
Pharmaceuticals — 20.5%
Allergan PLC(a)	34,985	5,887,626

1

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Health Sciences Trust (BME) (Percentages shown are based on Net Assets)

Security	Share	Value
Pharmaceuticals (continued)
Assembly Biosciences, Inc.(b)	1,600	$ 78,624
AstraZeneca PLC	60,176	4,136,574
AstraZeneca PLC — ADR(a)	61,900	2,164,643
Bristol-Myers Squibb Co.(a)	76,762	4,855,197
Eli Lilly & Co.(a)	65,800	5,090,946
Johnson & Johnson(a)	44,970	5,762,905
Medicines Co.(a)(b)	18,600	612,684
Merck & Co., Inc.(a)	68,779	3,746,392
Merck KGaA	28,300	2,715,325
Nektar Therapeutics(a)(b)	7,400	786,324
Novartis AG, ADR	42,800	3,460,380
Novo Nordisk A/S — ADR(a)	100,300	4,939,775
Pfizer, Inc.(a)	396,198	14,061,067
Reata Pharmaceuticals, Inc., Class A(b)	5,860	120,189
Sanofi	20,400	1,636,896
Sanofi — ADR(a)	50,200	2,012,016
Theravance Biopharma, Inc.(a)(b)	4,700	113,975
Zoetis, Inc.(a)	58,900	4,918,739

		67,100,277

Total Common Stocks — 96.2% (Cost — $216,316,942)		313,994,573

	Par (000)
Other Interests — 0.1%(f)

Pharmaceuticals — 0.1%
Afferent Pharmaceuticals, Inc., Series C, (Acquired 09/30/15, Cost $0)(c)(d)	$190	420,253

Preferred Stocks — 0.3%

Biotechnology — 0.3%
Hua Medicine, Series C, (Acquired 03/13/18, Cost $82,789), 0.00%(c)(d)	7,449	82,789

Security	Shares	Value
Biotechnology (continued)
Hua Medicine, Series E, (Acquired 03/13/18, Cost $260,147), 0.00%(c)(d)	19,558	$260,147
Rubius Therapeutics, Inc., (Acquired 02/23/18, Cost $505,409), 0.00%(c)(d)	39,516	505,409

Total Preferred Stocks — 0.3% (Cost — $848,345)		848,345

Rights — 0.1%

Biotechnology — 0.1%
Dyax Corp., CVR (Expires 12/31/19)(c)	61,727	141,355

Total Rights — 0.1% (Cost — $25,847)		141,355

Total Long-Term Investments — 96.7% (Cost — $217,191,134)		315,404,526

Short-Term Securities — 4.0%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.58%(g)(h)	13,150,175	13,150,175

Total Short-Term Securities — 4.0% (Cost — $13,150,175)		13,150,175

Total Investments Before Options Written — 100.7% (Cost — $230,341,309)		328,554,701

Options Written — (0.5)% (Premiums Received — $2,662,834)		(1,797,664)

Total Investments, Net of Options Written — 100.2% (Cost — $227,678,475)		326,757,037
Liabilities in Excess of Other Assets — (0.2)%		(492,223)

Net Assets — 100.0%		$326,264,814

(a)	All or a portion of security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(b)	Non-income producing security.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Restricted security as to resale, excluding 144A securities. As of period end, the Trust held restricted securities with a current value of $3,681,502 and an original cost of $2,088,096, which was 1.1% of its net assets.
(e)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(f)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(g)	Annualized 7-day yield as of period end.

2

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Health Sciences Trust (BME)

(h)	During the period ended March 31, 2018, investments in issuers considered to be affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 12/31/17	Net Activity	Shares Held at 03/31/18	Value at 03/31/18	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	14,301,421	(1,151,246)	13,150,175	$13,150,175	$34,867		$—	$—
SL Liquidity Series, LLC, Money Market Series	120,903	(120,903)	—	—	1,011	(b)	—	7

				$13,150,175	$35,878		$—	$7

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Trust compliance purposes, the Trust’s sector classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Portfolio Abbreviations

ADR — American Depositary Receipts

EUR — Euro

GBP — British Pound

HKD — Hong Kong Dollar

USD — U.S. Dollar

Derivative Financial Instruments Outstanding as of Period End

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Novo Nordisk A/S — ADR	179	04/03/18	USD	51.85	USD	882	$(102)
ACADIA Pharmaceuticals, Inc.	130	04/06/18	USD	25.00	USD	292	(3,900)
Amgen, Inc.	32	04/06/18	USD	187.50	USD	546	(288)
Baxter International, Inc.	30	04/06/18	USD	67.50	USD	195	(960)
Baxter International, Inc.	59	04/06/18	USD	68.50	USD	384	(944)
Boston Scientific Corp.	377	04/06/18	USD	27.50	USD	1,030	(10,179)
Bristol-Myers Squibb Co.	73	04/06/18	USD	68.00	USD	462	(803)
Cigna Corp.	106	04/06/18	USD	197.50	USD	1,778	(954)
Eli Lilly & Co.	82	04/06/18	USD	78.50	USD	634	(3,649)
HCA Healthcare, Inc.	22	04/06/18	USD	101.00	USD	213	(660)
Humana, Inc.	4	04/06/18	USD	277.50	USD	108	(180)
Johnson & Johnson	65	04/06/18	USD	133.00	USD	833	(780)
Medtronic PLC	79	04/06/18	USD	81.50	USD	634	(3,081)
Merck & Co., Inc.	49	04/06/18	USD	55.50	USD	267	(906)
Pfizer, Inc.	30	04/06/18	USD	36.50	USD	106	(240)
Pfizer, Inc.	30	04/06/18	USD	37.00	USD	106	(120)
Pfizer, Inc.	42	04/06/18	USD	37.50	USD	149	(336)
Regeneron Pharmaceuticals, Inc.	8	04/06/18	USD	335.00	USD	275	(9,400)
Zoetis, Inc.	66	04/06/18	USD	82.50	USD	551	(8,745)

3

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Health Sciences Trust (BME)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
AmerisourceBergen Corp.	13	04/13/18	USD	96.00	USD	112	$(260)
Amgen, Inc.	72	04/13/18	USD	192.50	USD	1,227	(468)
Baxter International, Inc.	30	04/13/18	USD	68.00	USD	195	(510)
Baxter International, Inc.	15	04/13/18	USD	69.00	USD	98	(270)
Biogen, Inc.	26	04/13/18	USD	290.00	USD	712	(4,030)
Edwards Lifesciences Corp.	38	04/13/18	USD	133.00	USD	530	(28,880)
Humana, Inc.	72	04/13/18	USD	275.00	USD	1,936	(16,740)
Intuitive Surgical, Inc.	40	04/13/18	USD	420.00	USD	1,651	(27,200)
Medtronic PLC	5	04/13/18	USD	84.50	USD	40	(52)
Pfizer, Inc.	92	04/13/18	USD	36.50	USD	327	(1,610)
Pfizer, Inc.	184	04/13/18	USD	37.00	USD	653	(1,472)
Pfizer, Inc.	49	04/13/18	USD	37.50	USD	174	(245)
AbbVie, Inc.	55	04/20/18	USD	120.00	USD	521	(220)
Acceleron Pharma, Inc.	124	04/20/18	USD	45.00	USD	485	(10,540)
Aligent Technologies, Inc.	77	04/20/18	USD	72.50	USD	515	(770)
Alkermes PLC	84	04/20/18	USD	70.00	USD	487	(4,200)
Allergan PLC	63	04/20/18	USD	150.00	USD	1,060	(120,488)
Alnylam Pharmaceuticals, Inc.	165	04/20/18	USD	145.00	USD	1,965	(12,788)
Amedisys, Inc.	160	04/20/18	USD	60.00	USD	965	(29,120)
AmerisourceBergen Corp.	44	04/20/18	USD	105.00	USD	379	(660)
Amgen, Inc.	7	04/20/18	USD	190.00	USD	119	(105)
Amicus Therapeutics, Inc.	73	04/20/18	USD	16.00	USD	110	(2,372)
Baxter International, Inc.	94	04/20/18	USD	70.00	USD	611	(846)
BioMarin Pharmaceutical, Inc.	100	04/20/18	USD	85.00	USD	811	(12,500)
Biogen, Inc.	26	04/20/18	USD	295.00	USD	712	(3,900)
Biohaven Pharmaceuticals Holdings Corp.	35	04/20/18	USD	35.00	USD	90	(437)
Boston Scientific Corp.	423	04/20/18	USD	28.00	USD	1,156	(13,959)
Boston Scientific Corp.	55	04/20/18	USD	29.00	USD	150	(632)
Bristol-Myers Squibb Co.	98	04/20/18	USD	67.50	USD	620	(4,312)
Celgene Corp.	12	04/20/18	USD	95.00	USD	107	(834)
DaVita, Inc.	97	04/20/18	USD	77.50	USD	640	(970)
Galapagos NV	19	04/20/18	USD	110.00	USD	190	(5,605)
Gilead Sciences, Inc.	65	04/20/18	USD	82.50	USD	490	(1,495)
Global Blood Therapeutics, Inc.	19	04/20/18	USD	60.00	USD	92	(1,995)
HCA Healthcare, Inc.	41	04/20/18	USD	105.00	USD	398	(1,845)
Halozyme Therapeutics, Inc.	145	04/20/18	USD	21.00	USD	284	(3,625)
HealthEquity, Inc.	43	04/20/18	USD	65.00	USD	260	(3,118)
Hologic, Inc.	152	04/20/18	USD	39.00	USD	568	(4,940)
Incyte Corp.	53	04/20/18	USD	92.50	USD	442	(14,575)
Masimo Corp.	120	04/20/18	USD	90.00	USD	1,055	(12,900)
McKesson Corp.	57	04/20/18	USD	150.00	USD	803	(3,848)
Medicine’s Co.	65	04/20/18	USD	37.00	USD	214	(2,762)
Medtronic PLC	369	04/20/18	USD	82.50	USD	2,960	(24,354)
Merck & Co., Inc.	45	04/20/18	USD	57.50	USD	245	(2,047)
Neurocrine Biosciences, Inc.	31	04/20/18	USD	100.00	USD	257	(930)
Novo Nordisk A/S — ADR	33	04/20/18	USD	54.00	USD	163	(274)
Pfizer, Inc.	120	04/20/18	USD	37.00	USD	426	(1,740)
Pfizer, Inc.	49	04/20/18	USD	38.00	USD	174	(245)
Quest Diagnostics, Inc.	104	04/20/18	USD	104.25	USD	1,043	(7,891)
ResMed, Inc.	124	04/20/18	USD	90.00	USD	1,221	(114,700)

4

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Health Sciences Trust (BME)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Sage Therapeutics, Inc.	54	04/20/18	USD	175.00	USD	870	$(14,310)
Sanofi - ADR	175	04/20/18	USD	41.00	USD	701	(5,688)
Seattle Genetics, Inc.	130	04/20/18	USD	57.00	USD	680	(6,498)
Service Corp. International	154	04/20/18	USD	40.00	USD	581	(2,310)
Spark Therapeutics, Inc.	31	04/20/18	USD	70.00	USD	206	(5,813)
Stryker Corp.	271	04/20/18	USD	170.00	USD	4,361	(12,195)
Syndax Pharmaceuticals, Inc.	55	04/20/18	USD	17.50	USD	78	(1,925)
Teladoc, Inc.	129	04/20/18	USD	45.00	USD	520	(3,548)
Teleflex, Inc.	26	04/20/18	USD	270.00	USD	663	(8,320)
Theravance Biopharma, Inc.	16	04/20/18	USD	30.00	USD	39	(400)
Thermo Fisher Scientific, Inc.	84	04/20/18	USD	220.00	USD	1,734	(4,200)
Universal Health Services, Inc., Class B	57	04/20/18	USD	120.00	USD	675	(13,395)
Varian Medical System, Inc.	57	04/20/18	USD	130.00	USD	699	(2,565)
Vertex Pharmaceuticals, Inc.	27	04/20/18	USD	165.00	USD	440	(11,880)
WellCare Health Plans, Inc.	22	04/20/18	USD	200.00	USD	426	(4,565)
iRhythm Technologies, Inc.	53	04/20/18	USD	70.00	USD	334	(3,180)
Abbott Laboratories	438	04/27/18	USD	63.00	USD	2,624	(21,900)
Baxter International, Inc.	79	04/27/18	USD	68.00	USD	514	(4,424)
Becton Dickinson and Co.	28	04/27/18	USD	230.00	USD	607	(2,590)
Biogen, Inc.	42	04/27/18	USD	300.00	USD	1,150	(9,975)
Boston Scientific Corp.	100	04/27/18	USD	28.00	USD	273	(6,400)
Gilead Sciences, Inc.	37	04/27/18	USD	84.00	USD	279	(1,942)
Humana, Inc.	22	04/27/18	USD	275.00	USD	591	(8,415)
Johnson & Johnson	27	04/27/18	USD	135.00	USD	346	(1,714)
Medtronic PLC	43	04/27/18	USD	82.00	USD	345	(4,322)
Merck & Co., Inc.	16	04/27/18	USD	55.50	USD	87	(1,832)
Nektar Therapeutics	25	04/27/18	USD	105.00	USD	266	(20,125)
Pfizer, Inc.	146	04/27/18	USD	37.00	USD	518	(3,212)
Pfizer, Inc.	49	04/27/18	USD	38.00	USD	174	(416)
Zoetis, Inc.	170	04/27/18	USD	81.50	USD	1,420	(37,400)
Pfizer, Inc.	275	04/30/18	USD	35.75	USD	976	(15,950)
Novo Nordisk A/S — ADR	58	05/01/18	USD	51.51	USD	286	(4,849)
AbbVie, Inc.	27	05/04/18	USD	104.00	USD	256	(2,403)
Abbott Laboratories	222	05/04/18	USD	62.00	USD	1,330	(17,649)
Acceleron Pharma, Inc.	76	05/04/18	USD	172.50	USD	1,279	(32,680)
Alexion Pharmaceuticals, Inc.	56	05/04/18	USD	113.00	USD	624	(28,100)
AstraZeneca PLC	250	05/04/18	USD	35.50	USD	874	(20,000)
Becton Dickinson and Co.	35	05/04/18	USD	217.50	USD	758	(22,925)
Boston Scientific Corp.	186	05/04/18	USD	28.00	USD	508	(12,834)
Bristol-Myers Squibb Co.	136	05/04/18	USD	65.00	USD	860	(20,536)
Cigna Corp.	97	05/04/18	USD	177.50	USD	1,627	(22,989)
Eli Lilly & Co.	148	05/04/18	USD	78.50	USD	1,145	(28,268)
Gilead Sciences, Inc.	142	05/04/18	USD	77.50	USD	1,071	(28,684)
Johnson & Johnson	87	05/04/18	USD	131.00	USD	1,115	(18,357)
Medtronic PLC	70	05/04/18	USD	81.00	USD	562	(12,180)
Merck & Co., Inc.	57	05/04/18	USD	56.00	USD	310	(6,840)
Pfizer, Inc.	33	05/04/18	USD	36.50	USD	117	(1,666)
Pfizer, Inc.	170	05/04/18	USD	36.00	USD	603	(11,985)
Pfizer, Inc.	137	05/04/18	USD	35.50	USD	486	(13,152)
Regeneron Pharmaceuticals, Inc.	11	05/04/18	USD	350.00	USD	379	(14,465)
Sage Therapeutics, Inc.	15	05/04/18	USD	177.50	USD	242	(6,100)
Vertex Pharmaceuticals, Inc.	109	05/04/18	USD	165.00	USD	1,776	(74,240)

5

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Health Sciences Trust (BME)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Abbott Laboratories	251	05/11/18	USD	61.00	USD	1,504	$(28,974)
AbbVie, Inc.	55	05/18/18	USD	120.00	USD	521	(1,100)
Agios Pharmaceuticals, Inc.	54	05/18/18	USD	85.00	USD	442	(21,195)
Alexion Pharmaceuticals, Inc.	56	05/18/18	USD	115.00	USD	624	(29,987)
Aligent Technologies, Inc.	77	05/18/18	USD	72.50	USD	515	(5,044)
Amgen, Inc.	38	05/18/18	USD	180.00	USD	648	(10,773)
Arena Pharmaceuticals, Inc.	84	05/18/18	USD	50.00	USD	332	(10,710)
Avexis, Inc.	37	05/18/18	USD	135.00	USD	457	(20,905)
Baxter International, Inc.	120	05/18/18	USD	66.25	USD	780	(18,840)
Biogen, Inc.	3	05/18/18	USD	290.00	USD	82	(1,995)
Boston Scientific Corp.	186	05/18/18	USD	29.00	USD	508	(8,742)
Celgene Corp.	78	05/18/18	USD	90.00	USD	696	(32,370)
Cooper Companies, Inc.	17	05/18/18	USD	240.00	USD	389	(5,525)
Cytokinetics, Inc.	40	05/18/18	USD	9.00	USD	29	(1,800)
Edwards Lifesciences Corp.	60	05/18/18	USD	145.00	USD	837	(28,500)
Gilead Sciences, Inc.	63	05/18/18	USD	80.00	USD	475	(10,049)
Humana, Inc.	21	05/18/18	USD	270.00	USD	565	(16,170)
Medtronic PLC	70	05/18/18	USD	82.50	USD	562	(9,695)
Merck & Co., Inc.	25	05/18/18	USD	57.50	USD	136	(2,162)
Merck & Co., Inc.	83	05/18/18	USD	55.00	USD	452	(15,189)
Nevro Corp.	86	05/18/18	USD	90.00	USD	745	(34,400)
Pfizer, Inc.	66	05/18/18	USD	37.00	USD	234	(2,574)
Quest Diagnostics, Inc.	148	05/18/18	USD	105.00	USD	1,484	(19,610)
Sarepta Therapeutics, Inc.	150	05/18/18	USD	85.00	USD	1,111	(38,625)
Spectrum Pharmaceuticals, Inc.	194	05/18/18	USD	20.00	USD	312	(15,520)
bluebird bio, Inc.	7	05/18/18	USD	220.00	USD	120	(3,045)

							$(1,592,316)

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Insmed, Inc.	Credit Suisse International	11,700	04/05/18	USD	26.99	USD	263	$(35)
Sanofi	Goldman Sachs International	7,100	04/05/18	EUR	67.22	EUR	463	(701)
Merck & Co., Inc.	Credit Suisse International	9,900	04/11/18	EUR	83.70	EUR	772	(475)
Novo Nordisk A/S — ADR	Citibank N.A.	8,100	04/11/18	USD	51.92	USD	399	(611)
WuXi Biologics, Inc.	JPMorgan Chase Bank N.A.	35,000	04/17/18	HKD	58.88	HKD	2,673	(80,934)
AstraZeneca PLC	UBS AG	21,000	04/26/18	GBP	48.18	GBP	1,029	(48,659)
InflaRx NV	UBS AG	11,800	04/30/18	USD	32.09	USD	340	(8,176)
Myovant Sciences Ltd.	UBS AG	10,300	04/30/18	USD	20.52	USD	219	(16,361)
Novartis AG	Barclays Bank PLC	14,900	04/30/18	USD	84.94	USD	1,205	(7,565)
Pfizer, Inc.	Citibank N.A.	11,200	05/04/18	USD	37.49	USD	397	(2,394)
Insmed, Inc.	Citibank N.A.	15,200	05/17/18	USD	22.91	USD	342	(25,348)
DaVita, Inc.	Bank of America N.A.	9,700	05/21/18	USD	70.56	USD	640	(14,089)

								$(205,348)

6

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Health Sciences Trust (BME)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in these securities. For information about the Trust’s policy regarding valuation of investments, refer to the Trust’s most recent financial statements as contained in its annual report.

As of March 31, 2018, the following tables summarize the Trust’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Biotechnology	$71,544,878	$555,945	$1,856,959	$73,957,782
Diversified Consumer Services	1,954,932	—	—	1,954,932
Health Care Equipment & Supplies	83,796,419	—	—	83,796,419
Health Care Providers & Services	78,093,161	—	—	78,093,161
Life Sciences Tools & Services	7,919,286	1,172,716	—	9,092,002
Pharmaceuticals	58,611,482	8,488,795	—	67,100,277
Other Interests	—	—	420,253	420,253
Preferred Stocks	—	—	848,345	848,345
Rights	—	—	141,355	141,355
Short-Term Securities	13,150,175	—	—	13,150,175

	$315,070,333	$10,217,456	$3,266,912	$328,554,701

Derivative Financial Instruments (a)
Liabilities:
Equity contracts	$(1,537,912)	$(259,752)	$—	$(1,797,664)

(a)	Derivative financial instruments are options written, which are shown at value.

7

Schedule of Investments (unaudited) (continued) March 31, 2018	Blackrock Health Sciences Trust (BME)

Transfers between Level 1 and Level 2 were as follow:

	Transfers into Level 1	Transfers out of Level 1 (a)	Transfers into Level 2 (a)	Transfers out of Level 2
Assets:
Long-Term Investments:
Common Stocks	$—	$(548,148)	$548,148	$—

(a)	External pricing service used to reflect any significant market movements between the time the Trust valued such foreign securities and the earlier closing of foreign markets.

A reconciliation of Level 3 investments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Preferred Stocks	Other Interest	Rights	Total
Assets:
Opening Balance, as of December 31, 2017	$1,916,972	$—	$387,926	$141,355	$2,446,253
Transfers into Level 3	—	—	—	—	—
Transfers out of Level 3	—	—	—	—	—
Accrued discounts/premiums	—	—	—	—	—
Net realized gain (loss)	—	—	—	—	—
Net change in unrealized appreciation (depreciation)(a)	(60,013)	—	32,327	—	(27,686)
Purchases	—	848,345	—	—	848,345
Sales	—	—	—	—	—

Closing Balance, as of March 31, 2018	$1,856,959	$848,345	$420,253	$141,355	$3,266,912

Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2018(a)	$(60,013)	—	$32,327	—	$(27,686)

(a)	Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on derivative financial instruments still held at March 31, 2018 is generally due to derivative financial instruments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) to determine the value of certain of the Trust’s Level 3 investments as of period end.

	Value	Valuation Approach	Unobservable Inputs		Range of unobservable Inputs Utilized
Assets:
Common Stocks	$1,856,959	Income	Discount Rate	(a)	4%
Preferred Stocks	848,345	Market	Recent Transactions	(b)	—
Other Interests	420,253	Income	Discount Rate	(a)	3%
Rights	141,355	Market	Scenario Probability	(b)	60%
			Time to Exit	(a)	2 years

Total	$3,266,912

(a)	Decrease in unobservable input may result in a significant increase to value, while an increase in unobservable input may result in a significant decrease to value.
(b)	Increase in unobservable input may result in a significant increase to value, while a decrease in unobservable input may result in a significant decrease to value.

8

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Health Sciences Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Health Sciences Trust

Date: May 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Health Sciences Trust

Date: May 21, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Health Sciences Trust

Date: May 21, 2018